UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 106.7%
Corporate — 10.7%
Chesterfield County EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$531,990
Isle Wight County IDA, RB, Series A, AMT, 5.70%, 11/01/27	1,300	1,348,074
Louisa IDA, Refunding RB, Virginia Electric & Power Co. Project, Series A, Mandatory Put Bonds, 5.38%, 11/01/35 (a)	1,000	1,049,230
		2,929,294
County/City/Special District/School District — 13.3%
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	588,935
Dulles Town Center Community Development Authority, Special Assessment Bonds, Dulles Town Center Project, 6.25%, 3/01/26	880	881,109
Fairfax County Redevelopment & Housing Authority, RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,688,070
Mosaic District Community Development Authority, RB, Special Assessment Bonds, Series A, 6.88%, 3/01/36	250	287,555
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	175	188,989
		3,634,658
Education — 15.0%
Montgomery County EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	410,639
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,134,330
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	641,740
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,332,590
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	578,510
		4,097,809
Health — 23.5%
Danville IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (b)	1,000	1,287,220
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.00%, 10/01/27	1,000	1,063,870

	Par (000)	Value
Municipal Bonds
Virginia (continued)
Health (concluded)
Henrico County EDA, Refunding RB:
Bon Secours, Series A, 5.60%, 11/15/30	$1,440	$1,443,557
Residential Care Facilities, United Methodist Homes, 4.25%, 6/01/26	145	147,900
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	237,075
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	930,198
Carillion Health System (AGM), 5.00%, 7/01/20 (c)	5	6,369
Carillion Health System, Series B (AGM), 5.00%, 7/01/38	495	556,707
Winchester IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	650	746,200
		6,419,096
Housing — 9.2%
Virginia HDA, RB, Rental Housing:
Series A, 5.25%, 5/01/41	750	842,835
Series B, 5.63%, 6/01/39	1,000	1,127,590
Series D, 4.60%, 9/01/40	500	540,395
		2,510,820
State — 12.1%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	1,000	1,166,960
Virginia Public School Authority, RB, School Financing:
6.50%, 12/01/35	360	455,163
1997 Resolution, Series B, 5.25%, 8/01/33	500	589,020
1997 Resolution, Series B, 4.00%, 8/01/36	1,000	1,089,360
		3,300,503
Transportation — 10.3%
City of Norfolk Virginia, Refunding RB, Parking System, Series B (AMBAC), 5.50%, 2/01/31	465	465,688
Richmond Metropolitan Authority, Refunding RB (NPFGC), 5.25%, 7/15/22	500	592,010
Virginia Port Authority Commonwealth Port Fund, RB, 5.00%, 7/01/36	500	584,375
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings, Opco LLC Project, AMT, 6.00%, 1/01/37	1,000	1,170,950
		2,813,023

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia (concluded)
Utilities — 12.6%
City of Portsmouth Virginia, GO, Refunding RB, Public Utilities, Series A, 5.00%, 7/15/41	$900	$1,082,853
Virginia Resources Authority, RB, Senior, Virginia Pooled Financing Program, Series B, 5.00%, 11/01/33	2,000	2,368,900
		3,451,753
Total Municipal Bonds in Virginia		29,156,956

District of Columbia — 7.4%
Transportation — 7.4%
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	290	325,978
5.25%, 10/01/44	460	521,396
Metropolitan Washington Airports Authority, Refunding RB, Series B, 5.00%, 10/01/29	1,000	1,165,050
Total Municipal Bonds in District of Columbia		2,012,424

Guam — 2.5%
State — 1.9%
Government of Guam Business Privilege Tax, RB, Series A, 5.13%, 1/01/42	250	285,347
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	200	228,728
		514,075
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	155	176,539
Total Municipal Bonds in Guam		690,614

Multi-State — 6.0%
Housing — 6.0%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (d)(e)	1,500	1,649,475
Puerto Rico — 4.0%
State — 4.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series A-1, 5.25%, 8/01/43	1,000	1,079,350
Total Municipal Bonds – 126.6%		34,588,819

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Virginia — 26.9%
Education — 12.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$2,999	$3,525,814
Health — 8.4%
Fairfax County IDA Virginia, Refunding RB, Inova Health System, Series A, 5.50%, 5/15/35	999	1,167,366
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,128,945
		2,296,311
Transportation — 5.6%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,259	1,522,791
Total Municipal Bonds in Virginia		7,344,916
Puerto Rico — 2.0%
State — 2.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	500	562,530
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 28.9%		7,907,446
Total Long-Term Investments (Cost – $37,506,122) – 155.5%		42,496,265

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	109,318	109,318
Total Short-Term Securities (Cost – $109,318) – 0.4%		109,318
Total Investments (Cost - $37,615,440*) – 155.9%		42,605,583
Other Assets Less Liabilities– 1.5%		434,634
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.0)%		(4,109,778)
VRDP Shares, at Liquidation Value – (42.4)%		(11,600,000)
Net Assets Applicable to Common Shares – 100.0%		$27,330,439

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$33,424,463

	Gross unrealized appreciation	$5,083,400
	Gross unrealized depreciation	(9,830)

	Net unrealized appreciation	$5,073,570

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is collateralized by Municipal or US Treasury obligations.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	65,431	43,887	109,318	$3

(h)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
—

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$42,496,265	—	$42,496,265
Short-Term Securities	$109,318	—	—	109,318
Total	$109,318	$42,496,265	—	$42,605,583

1 See above Schedule of Investments for values in each sector.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(4,107,550)	—	$(4,107,550)
VRDP Shares	—	(11,600,000)	—	(11,600,000)
Total	—	$(15,707,550)	—	$(15,707,550)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2013